Bank borrowings (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Debt Disclosure [Abstract]
Interest expenses of bank borrowings	$ 46,942	$ 365,946	$ 64,391	$ 503,145
Repayment of bank borrowings	$ 452,087	$ 3,524,336		$ 2,637,465	$ 2,095,374